Other Comprehensive Income/(Loss) (AOCI Reclassification) (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Dec. 23, 2012	Apr. 28, 2013	Mar. 28, 2013	Apr. 29, 2012	Mar. 28, 2012
Successor [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	$ 0	$ 232
Other comprehensive (loss)/income before reclassifications	353	(1,139)
Amounts reclassified from accumulated other comprehensive loss	(3)	(3)
Net current-period other comprehensive loss	232	(806)
Net change in fair value of net investment hedges	(118)	336
Balance at beginning of period	232	(574)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Sales	6,240	10,922
Cost of products sold	(4,588)	(7,291)
Selling, general and administrative expenses	(1,502)	(2,063)
Other (expense)/income, net	(12)	(112)
Interest expense	(409)	(686)
Provision for/(benefit from) income taxes	232	(131)
Net income/(loss)	(72)	672
Successor [Member] | Foreign currency translation adjustments [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	0	22
Other comprehensive (loss)/income before reclassifications	140	(932)
Amounts reclassified from accumulated other comprehensive loss	0	0
Net current-period other comprehensive loss	22	(596)
Net change in fair value of net investment hedges	(118)	336
Balance at beginning of period	22	(574)
Successor [Member] | Net pension and post retirement benefit [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	0	102
Other comprehensive (loss)/income before reclassifications	102	(34)
Amounts reclassified from accumulated other comprehensive loss	0	(7)
Net current-period other comprehensive loss	102	(41)
Net change in fair value of net investment hedges	0	0
Balance at beginning of period	102	61
Successor [Member] | Net cash flow hedges [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	0	108
Other comprehensive (loss)/income before reclassifications	111	(173)
Amounts reclassified from accumulated other comprehensive loss	(3)	4
Net current-period other comprehensive loss	108	(169)
Net change in fair value of net investment hedges	0	0
Balance at beginning of period	108	(61)
Successor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Net pension and post retirement benefit [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Actuarial gains/(losses)	0	3
Defined Benefit Plan, Amortization of Gains (Losses)	0	0
Prior service credit/(cost)	0	6
Gain/(loss) from continuing operations before income tax	0	9
Provision for/(benefit from) income taxes	0	(2)
Net income/(loss)	0	7
Successor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Gain/(loss) from continuing operations before income tax	4	5
Provision for/(benefit from) income taxes	(1)	(9)
Net income/(loss)	3	(4)
Successor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Sales	(1)	(1)
Cost of products sold	3	5
Selling, general and administrative expenses	0	0
Other (expense)/income, net	2	1
Interest expense	0	0
Successor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Contract [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Interest expense	0	0
Successor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Cross Currency Interest Rate Contract [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Interest expense	0	0
Other expense	0	0
Predecessor [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			(1,174)	(845)	(845)
Other comprehensive (loss)/income before reclassifications			(95)		(414)
Amounts reclassified from accumulated other comprehensive loss			14		85
Net current-period other comprehensive loss			(81)		(329)
Balance at beginning of period			(1,255)		(1,174)		(845)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Sales			1,113	7,438	11,529	11,529	11,508	11,508
Cost of products sold			(730)		(7,333)		(7,513)
Selling, general and administrative expenses			(243)		(2,489)		(2,492)
Other (expense)/income, net			(126)		(62)		(8)
Interest expense			(35)		(284)		(293)
Provision for/(benefit from) income taxes			(61)	(143)	(242)		(245)
Net income/(loss)			(192)		1,027		941
Predecessor [Member] | Foreign currency translation adjustments [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			(236)	(23)	(23)
Other comprehensive (loss)/income before reclassifications			(94)		(213)
Amounts reclassified from accumulated other comprehensive loss			0		0
Net current-period other comprehensive loss			(94)		(213)
Balance at beginning of period			(330)		(236)
Predecessor [Member] | Net pension and post retirement benefit [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			(962)	(828)	(828)
Other comprehensive (loss)/income before reclassifications			0		(189)
Amounts reclassified from accumulated other comprehensive loss			7		55
Net current-period other comprehensive loss			7		(134)
Balance at beginning of period			(955)		(962)
Predecessor [Member] | Net cash flow hedges [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period			24	6	6
Other comprehensive (loss)/income before reclassifications			(1)		(12)
Amounts reclassified from accumulated other comprehensive loss			7		30
Net current-period other comprehensive loss			6		18
Balance at beginning of period			30		24
Predecessor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Net pension and post retirement benefit [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Actuarial gains/(losses)			(10)
Defined Benefit Plan, Amortization of Gains (Losses)			0
Prior service credit/(cost)			0
Gain/(loss) from continuing operations before income tax			(10)
Provision for/(benefit from) income taxes			3
Net income/(loss)			(7)
Predecessor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Gain/(loss) from continuing operations before income tax			(10)
Provision for/(benefit from) income taxes			3
Net income/(loss)			(7)
Predecessor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Exchange Contract [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Sales			1
Cost of products sold			2
Selling, general and administrative expenses			0
Other (expense)/income, net			(2)
Interest expense			0
Predecessor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Contract [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Interest expense			0
Predecessor [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Cross Currency Interest Rate Contract [Member] | Net cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Interest expense			(1)
Other expense			$ (10)